Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2018
Accounting Policies [Abstract]
Schedule of Revenue Recognized of Finance and Insurance Revenues

The Company recognized finance and insurance revenues, net of chargebacks, which is included in other revenue as follows (unaudited):

	Three Months			Six Months
	Successor	Predecessor	Successor	Predecessor
	April 1, 2018 to June 30, 2018	April 1, 2017 to June 30, 2017	March 15, 2018 to June 30, 2018	January 1, 2018 to March 14, 2018	January 1, 2017 to June 30, 2017

Gross finance and insurance revenues	$9,060	$8,292	$11,576	$7,483	$17,243
Chargebacks	(841)	(699)	(921)	(622)	(1,126)
Net Finance Revenue	$8,219	$7,593	$10,655	$6,861	$16,117

Summary of Net Income (Loss) Attribute to Common Stockholders

The following table summarizes net income (loss) attributable to common stockholders used in the calculation of basic and diluted loss per common share:

	Successor
	Three Months Ended June 30, 2018	Period From March 15, 2018 to June 30, 2018
(Dollars in thousands - except per share amounts)
Distributed earnings allocated to common stock	$-	$-
Undistributed earnings (loss) allocated to common stock	388	(2,284)
Net earnings (loss) allocated to common stock	388	(2,284)
Net earnings allocated to participating securities	239	-
Net income (loss) allocated to common stock and participating securities	$627	$(2,284)
Weighted average shares outstanding for basic earnings per common share	9,668,250	9,668,250
Dilutive effect of warrants and options	0	0
Weighted average shares outstanding for diluted earnings per common share	9,668,250	9,668,250
Basic earnings (loss) per common share	$0.04	$(0.24)
Diluted earnings (loss) per common share	$0.04	$(0.24)

Schedule of Denominator of Basic and Dilutive Earnings Per Share

During the Successor Periods from April 1, 2018 to June 30, 2018 and March 15, 2018 to June 30, 2018, the denominator of the basic and dilutive EPS was calculated as follows:

	April 1, 2018 to June 30, 2018	March 15, 2018 to June 30, 2018

Basic Earnings/(Loss) per Share
Weighted average outstanding common shares	8,471,608	8,471,608
Weighted average shares held in escrow	(142,857)	(142,857)
Weighted average prefunded warrants	1,339,499	1,339,499
Weighted shares outstanding - basic	9,668,250	9,668,250

Schedule of Anti-dilutive Securities Excluded from Computation of Earnings Per Share

For the Successor period, the following common stock equivalent shares were excluded from the computation of the diluted loss per share, since their inclusion would have been anti-dilutive:

	April 1, 2018 to June 30, 2018	March 15, 2018 to June 30, 2018

Shares underlying Series A Convertible Preferred Stock	-	5,962,733
Shares underlying warrants	4,677,458	4,677,458
Stock options	3,658,421	3,658,421
Shares underlying unit purchase options	657,142	657,142
Share equivalents excluded from EPS	8,993,021	14,955,754

Schedule of Geographic Concentration Risk Percentage

Revenues generated by customers of the Florida location and the Colorado locations were as follows (unaudited):

	Three Months			Six Months
	Successor	Predecessor	Successor	Predecessor
	April 1, 2018 to June 30, 2018	April 1, 2017 to June 30, 2017	March 15, 2018 to June 30, 2018	January 1, 2018 to March 14, 2018	January 1, 2017 to June 30, 2017
Florida	74%	76%	75%	81%	79%
Colorado	19%	17%	18%	11%	14%